Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 17,912	$ 14,058
Non-current assets	18,101	19,564
Net income (loss)	(7,340)	(4,947)
Interest and accretion	863	1,436
Amortization and depreciation	3,713	3,407
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	7,932	5,949
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	1,089	715
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	7,436	6,115
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	1,455	1,279
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	2,153	1,429
Net income (loss)	(1,203)	(683)
Interest and accretion	96	86
Amortization and depreciation	687	499
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Net income (loss)	(8,632)	(4,226)
Interest and accretion	523	857
Amortization and depreciation	74	125
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	15,948	18,135
Net income (loss)	2,495	(38)
Interest and accretion	244	493
Amortization and depreciation	$ 2,952	$ 2,784